Related Party Transactions - Related Party Statement of Income or Loss (Details)	12 Months Ended
	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares
Disclosure of transactions between related parties [line items]
Voyage expenses	$ (1,786,000)	$ (1,128,000)	$ (2,127,000)
Vessel operating costs	(22,909,000)	(19,484,000)	(18,393,000)
Administrative expenses	$ (10,744,000)	(9,462,000)	(7,950,000)
Commission on gross revenue, per charter fixture	1.25%
Restricted stock amortization	$ 22,385,000	$ 30,207,000	33,687,000
Restricted Stock [Member]
Disclosure of transactions between related parties [line items]
Issuance of restricted stock, net of forfeitures (in shares) | shares	10,922,799	2,301,115
LR1/Panamax [Member]
Disclosure of transactions between related parties [line items]
Fees charged by pool manager, per vessel, per day when out of pools	$ 250
LR2/Aframax [Member]
Disclosure of transactions between related parties [line items]
Fees charged by pool manager, per vessel, per day when out of pools	250
Handymax [Member]
Disclosure of transactions between related parties [line items]
Fees charged by pool manager, per vessel, per day when out of pools	300
MR [Member]
Disclosure of transactions between related parties [line items]
Fees charged by pool manager, per vessel, per day when out of pools	300
Other related parties [member] | Scorpio MR Pool Limited [Member]
Disclosure of transactions between related parties [line items]
Pool revenue	217,141,000	$ 248,974,000	315,925,000
Other related parties [member] | Scorpio LR2 Pool Limited [Member]
Disclosure of transactions between related parties [line items]
Pool revenue	136,514,000	156,503,000	208,132,000
Other related parties [member] | Scorpio Handymax Tanker Pool Limited [Member]
Disclosure of transactions between related parties [line items]
Pool revenue	78,510,000	73,683,000	138,736,000
Other related parties [member] | Scorpio LR1 Pool Limited [Member]
Disclosure of transactions between related parties [line items]
Pool revenue	13,895,000	0	0
Other related parties [member] | Scorpio Panamax Tanker Pool Limited [Member]
Disclosure of transactions between related parties [line items]
Pool revenue	1,515,000	5,843,000	34,613,000
Other related parties [member] | Scorpio Aframax Pool Limited [Member]
Disclosure of transactions between related parties [line items]
Pool revenue	$ 1,170,000	0	0
Other related parties [member] | Scorpio Commercial Management SAM (SCM) [Member]
Disclosure of transactions between related parties [line items]
Commission on gross revenue, per charter fixture	1.50%
Other related parties [member] | Scorpio Commercial Management SAM (SCM) [Member] | LR1/Panamax [Member]
Disclosure of transactions between related parties [line items]
Fees charged by pool manager, per vessel, per day when in pools	$ 300
Other related parties [member] | Scorpio Commercial Management SAM (SCM) [Member] | Aframax [Member]
Disclosure of transactions between related parties [line items]
Fees charged by pool manager, per vessel, per day when in pools	300
Other related parties [member] | Scorpio Commercial Management SAM (SCM) [Member] | LR2 [Member]
Disclosure of transactions between related parties [line items]
Fees charged by pool manager, per vessel, per day when in pools	250
Other related parties [member] | Scorpio Commercial Management SAM (SCM) [Member] | Handymax [Member]
Disclosure of transactions between related parties [line items]
Fees charged by pool manager, per vessel, per day when in pools	325
Other related parties [member] | Scorpio Commercial Management SAM (SCM) [Member] | MR [Member]
Disclosure of transactions between related parties [line items]
Fees charged by pool manager, per vessel, per day when in pools	325
Other related parties [member] | SSM [Member]
Disclosure of transactions between related parties [line items]
Vessel operating costs, per vessel, per day	685	685	685
Reimbursement of expenses	0	0	0
Other related parties [member] | Scorpio Services Holding Limited (SSH) [Member]
Disclosure of transactions between related parties [line items]
Administrative fees charged by SSH	9,000,000	7,300,000	6,800,000
Reimbursement of expenses	500,000	600,000	200,000
Other related parties [member] | Scorpio Services Holding Limited (SSH) [Member] | Restricted Stock [Member]
Disclosure of transactions between related parties [line items]
Restricted stock amortization	$ 1,200,000	$ 1,600,000	$ 900,000
Issuance of restricted stock, net of forfeitures (in shares) | shares	1,144,000	795,000	508,500